10. LOSS PER SHARE (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Details
Income (Loss) attributable to common shareholders	$ 275,016	$ 46,630	$ 56,781
Income (Loss) attributable to common shareholders	64,737,200	57,871,475	54,674,754
Share Purchase Optioins not included in dilution	1,575,000	1,575,000	1,620,750
Warrants outstanding not included in dilution	21,400,000	26,666,667	16,666,667